Interest bearing debt, Interest rate swaps (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2025 USD ($) Swap	Dec. 31, 2024 USD ($)
Interest rate swaps [Abstract]
Interest rate	3.32%
Notional amount	$ 200,580
Current liability	111	$ 0
Non-current liability	243	$ 0
Fair value	$ 354
Swap Pays 3.2840% [Member]
Interest rate swaps [Abstract]
Interest rate	3.284%
Expiries	Dec. 08, 2028
Notional amount	$ 18,125
Current liability	2
Non-current liability	5
Fair value	$ 7
Swap Pays 3.2840% [Member]
Interest rate swaps [Abstract]
Interest rate	3.284%
Expiries	Dec. 08, 2028
Notional amount	$ 18,125
Current liability	2
Non-current liability	5
Fair value	$ 7
Swap Pays 3.3200% [Member]
Interest rate swaps [Abstract]
Interest rate	3.32%
Expiries	Dec. 08, 2028
Notional amount	$ 8,125
Current liability	1
Non-current liability	2
Fair value	$ 2
Swap Pays 3.2790% [Member]
Interest rate swaps [Abstract]
Interest rate	3.279%
Expiries	Dec. 08, 2028
Notional amount	$ 23,125
Current liability	3
Non-current liability	6
Fair value	$ 9
Swap Pays 3.3110% [Member]
Interest rate swaps [Abstract]
Interest rate	3.311%
Expiries	Oct. 30, 2028
Notional amount	$ 28,580
Current liability	4
Non-current liability	9
Fair value	$ 13
Swap Pays 3.3536% [Member]
Interest rate swaps [Abstract]
Interest rate	3.3536%
Expiries	Dec. 08, 2028
Notional amount	$ 33,125
Current liability	31
Non-current liability	69
Fair value	$ 100
Swap Pays 3.3536% [Member]
Interest rate swaps [Abstract]
Interest rate	3.3536%
Expiries	Dec. 08, 2028
Notional amount	$ 33,125
Current liability	31
Non-current liability	69
Fair value	$ 100
Swap Pays 3.3536% [Member]
Interest rate swaps [Abstract]
Interest rate	3.3536%
Expiries	Dec. 08, 2028
Notional amount	$ 38,250
Current liability	36
Non-current liability	79
Fair value	$ 115
Fourth Quarter 2028 [Member]
Interest rate swaps [Abstract]
Number of interest rate swaps | Swap	8